SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Revenue	$ 84,998	$ 82,532
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	31,091	34,285
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	28,368	21,883
United States of America [Member]
Segment Reporting Information [Line Items]
Revenue	19,969	19,555
Other [Member]
Segment Reporting Information [Line Items]
Revenue	$ 5,570	$ 6,809